SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A ordinary shares reflected in the consolidated balance sheets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds	$ 230,000,000
Proceeds allocated to Public Warrants	(11,270,000)
Class A ordinary shares issuance costs	(12,737,837)
Accretion of carrying value to redemption value	24,007,837
Class A ordinary shares subject to possible redemption	$ 230,000,000	$ 230,000,000